Shareholders' Deficit (Details) - Stock Warrants [Member] - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of the period	20,526,387	10,576,389	10,576,389	2,000,000
Granted during the period	9,960,403	7,990,000	9,949,998	8,576,389
Exercised during the period
Terminated during the period
Outstanding at end of the period	30,486,790	18,566,389	20,526,387	10,576,389
Exercisable at end of the period	30,486,790	18,566,389	20,526,387	10,576,389
Weighted Average Exercise Price, Outstanding at beginning of the period	$ 0.23	$ 0.08	$ 0.08	$ 0.05
Weighted Average Exercise Price, Granted during the period	0.10	0.42	0.39	0.09
Weighted Average Exercise Price, Exercised during the period
Weighted Average Exercise Price, Terminated during the period
Weighted Average Exercise Price, Outstanding at end of the period	0.19	0.23	0.23	0.08
Weighted Average Exercise Price, Exercisable at end of the period	$ 0.19	$ 0.23	$ 0.23	$ 0.08
Weighted average remaining life	4 years	4 years 8 months 12 days	4 years 2 months 12 days	5 years 2 months 12 days